Income Tax Benefit (Expense) (Tables)	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Details of Income Tax Benefit (Expense)
(a)
Details of income tax benefit (expense) for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)	2023		2024	2025
Current tax expense
Current year	~~W~~	(260,556)	(191,865)	(109,389)
Adjustment for prior years		67,985	(32,276)	(43,785)
Subtotal	~~W~~	(192,571)	(224,141)	(153,174)
Deferred tax benefit
Changes in temporary differences	~~W~~	955,283	6,381	(44,708)
Income tax expense	~~W~~	762,712	(217,760)	(197,882)

Details of Income Tax Benefit (Expense) Recognized in Equity
(b)
Details of income tax benefit (expense) recognized in equity for the years ended December 31, 2023, 2024, and 2025 are as follows:

	2023
(In millions of won)	Before tax		Income tax effect	Net of tax
Remeasurements of net defined benefit liabilities (assets)	~~W~~	64,635	(14,818)	49,817
Foreign currency translation differences		43,572	(20,429)	23,143
Change in equity of equity method investee		(2,679)	25	(2,654)
Total	~~W~~	105,528	(35,222)	70,306

	2024
(In millions of won)	Before tax		Income tax effect	Net of tax
Remeasurements of net defined benefit liabilities (assets)	~~W~~	(154,203)	22,368	(131,835)
Foreign currency translation differences		997,729	(71,092)	926,637
Acquisition of non-controlling shareholders' interests in subsidiaries		(61,512)	14,093	(47,419)
Change in equity of equity method investee		3,235	—	3,235
Total	~~W~~	785,249	(34,631)	750,618

	2025
(In millions of won)	Before tax		Income tax effect	Net of tax
Remeasurements of net defined benefit liabilities (assets)	~~W~~	81,177	(7,065)	74,112
Foreign currency translation differences		(256,803)	72,373	(184,430)
Acquisition of non-controlling shareholders' interests in subsidiaries		(18,683)	(14,093)	(32,776)
Change in equity of equity method investee		2,800	(528)	2,272
Total	~~W~~	(191,509)	50,687	(140,822)

22.
Income Tax Benefit (Expense), Continued

Reconciliation of Actual Effective Tax Rate
(c)
Reconciliation of the effective tax rate for the years ended December 31, 2023, 2024, and 2025 are as follows:

(In millions of won)	2023		2024	2025
Profit (loss) for the year	~~W~~	(2,576,729)	(2,409,300)	303,807
Income tax benefit (expense)		762,712	(217,760)	(197,882)
Profit (loss) before income tax	~~W~~	(3,339,441)	(2,191,540)	501,689
Income tax benefit (expense) using the statutory tax rate of each country		789,941	527,019	(80,069)
Income not subject to tax (Expenses not deductible for tax purposes)		(19,759)	2,704	(25,777)
Tax credits		207,745	22,854	18,081
Change in unrecognized deferred tax assets (*1)		(156,783)	(703,714)	273,296
Adjustment for prior years		10,726	(13,807)	(43,785)
Effect on change in tax rate		(60,134)	(54,821)	(337,974)
Others		(9,024)	2,005	(1,654)
Total	~~W~~	762,712	(217,760)	(197,882)
Effective tax rate		(*2)	(*2)	39.4%

(*1) The effect of changes in deferred tax assets related to tax loss carryforwards and tax credit carryforwards that are not realizable based on the estimates of future taxable profit.

(*2) Actual effective tax rate is not calculated due to loss before income tax for the years ended December 31, 2023 and 2024.